Summary of Significant Accounting Policies - Other Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Transactions	$ 57,430	$ 11,739	$ 0
Reorganization, including severance and contract terminations	7,458	5,448	97,702
Changes in legal reserves, including settlements	5,175	11,350	82,395
Proxy	0	0	19,343
Total other operating expenses	$ 70,063	$ 28,537	$ 199,440